UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Gold and
Precious Metals
Fund
January 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Gold and Precious Metals Fund
This semiannual report for Franklin Gold and Precious
Metals Fund covers the period ended January 31, 2024 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
primarily common stock. The Fund also invests in American,
Global and European Depositary Receipts.
Performance Overview
The Fund’s Class A shares posted a -9.33% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the sector-specific FTSE Gold
Mines Index, which comprises companies whose principal
activity is gold mining, posted a -8.55% cumulative total
return.
1
The Fund’s secondary benchmark, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which is a broad measure of
U.S. stock performance, posted a +6.43% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Precious Metals Prices (7/31/23–1/31/24)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Geographic Composition
1/31/24
% of Total
Net Assets
Canada 54.7%
Australia 24.8%
United States 7.4%
South Africa 4.0%
Burkina Faso 3.7%
Egypt 1.9%
United Kingdom 1.3%
Türkiye 1.3%
Other 0.5%
Short-Term Investments & Other Net Assets 0.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).The SOI begins on page
11
.

Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Lead Portfolio Manager
Frederick G. Fromm, CFA
Portfolio Manager
Portfolio Composition
1/31/24
% of Total
Net Assets
Gold 81.0%
Diversified Metals & Mining 11.3%
Precious Metals & Minerals 4.0%
Silver 2.3%
Other
*
1.0%
Short-Term Investments & Other Net Assets 0.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
1/31/24
Company
Sub-Industry
% of Total
Net Assets
a a
Newmont Corp. 6.6%
Gold
Agnico Eagle Mines Ltd. 4.4%
Gold
Barrick Gold Corp. 4.2%
Gold
Alamos Gold, Inc. 4.1%
Gold
Endeavour Mining plc 3.8%
Gold
Red 5 Ltd. 3.7%
Gold
Perseus Mining Ltd. 3.7%
Gold
Emerald Resources NL 3.2%
Gold
G Mining Ventures Corp. 3.0%
Diversified Metals & Mining
SSR Mining, Inc. 2.3%
Gold
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2024
Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month -9.33% -14.30%
1-Year -14.90% -19.58%
5-Year +36.10% +5.16%
10-Year +21.84% +1.42%
Advisor
6-Month -9.20% -9.20%
1-Year -14.66% -14.66%
5-Year +37.80% +6.62%
10-Year +24.95% +2.25%
See page 5 for Performance Summary footnotes.

Franklin Gold and Precious Metals Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consider-
ations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(8/1/23–1/31/24)
Share Class
Net Investment
Income
A $0.5186
C $0.3980
R6 $0.5827
Advisor $0.5586
Total Annual Operating Expenses

Share Class
A 0.92%
Advisor 0.67%

Your Fund’s Expenses
Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $906.70 $4.42 $1,020.50 $4.69 0.92%
C $1,000 $903.30 $8.00 $1,016.73 $8.48 1.67%
R6 $1,000 $909.00 $2.68 $1,022.33 $2.84 0.56%
Advisor $1,000 $908.00 $3.23 $1,021.76 $3.42 0.67%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.42 $16.40 $24.23 $28.04 $16.68 $13.56
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.10 0.13 0.04 (0.04) (0.02)
Net realized and unrealized gains (losses) (1.68) 0.92 (5.90) (1.20) 11.40 3.14
Total from investment operations ........ (1.59) 1.02 (5.77) (1.16) 11.36 3.12
Less distributions from:
Net investment income .............. (0.52) — (2.06) (2.65) — —
Net asset value, end of period .......... $15.31 $17.42 $16.40 $24.23 $28.04 $16.68
Total return
c
....................... (9.33)% 6.22% (25.63)% (3.80)% 68.05% 23.01%
Ratios to average net assets
d
Expenses
e
........................ 0.92%
f
0.92%
f
0.88% 0.90%
f
0.93%
f
0.98%
f
Net investment income (loss) .......... 1.13% 0.58% 0.58% 0.17% (0.20)% (0.15)%
Supplemental data
Net assets, end of period (000’s) ........ $586,034 $679,841 $656,071 $921,127 $938,555 $645,108
Portfolio turnover rate ................ 8.48% 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.29 $14.50 $21.71 $25.42 $15.24 $12.49
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.03 (0.02) (0.03) (0.13) (0.16) (0.11)
Net realized and unrealized gains (losses) (1.48) 0.81 (5.23) (1.09) 10.34 2.86
Total from investment operations ........ (1.45) 0.79 (5.26) (1.22) 10.18 2.75
Less distributions from:
Net investment income .............. (0.40) — (1.95) (2.49) — —
Net asset value, end of period .......... $13.44 $15.29 $14.50 $21.71 $25.42 $15.24
Total return
c
....................... (9.67)% 5.45% (26.18)% (4.53)% 66.80% 22.02%
Ratios to average net assets
d
Expenses
e
........................ 1.67%
f
1.67%
f
1.63% 1.65%
f
1.68%
f
1.73%
f
Net investment income (loss) .......... 0.40% (0.15)% (0.17)% (0.59)% (0.94)% (0.90)%
Supplemental data
Net assets, end of period (000’s) ........ $41,061 $51,872 $58,538 $93,615 $106,271 $75,129
Portfolio turnover rate ................ 8.48% 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.17 $17.98 $26.32 $30.20 $17.90 $14.50
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.17 0.22 0.13 0.03 0.04
Net realized and unrealized gains (losses) (1.84) 1.02 (6.45) (1.28) 12.27 3.36
Total from investment operations ........ (1.71) 1.19 (6.23) (1.15) 12.30 3.40
Less distributions from:
Net investment income .............. (0.58) — (2.11) (2.73) — —
Net asset value, end of period .......... $16.88 $19.17 $17.98 $26.32 $30.20 $17.90
Total return
c
....................... (9.10)% 6.62% (25.36)% (3.46)% 68.66% 23.45%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.64% 0.64% 0.69% 0.72% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
e
0.53%
e
0.52% 0.56%
e
0.56%
e
0.58%
e
Net investment income ............... 1.48% 0.94% 0.94% 0.49% 0.17% 0.25%
Supplemental data
Net assets, end of period (000’s) ........ $36,989 $40,916 $30,969 $25,458 $20,574 $10,808
Portfolio turnover rate ................ 8.48% 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.89 $17.74 $26.00 $29.88 $17.73 $14.38
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.15 0.20 0.11 0.01 0.01
Net realized and unrealized gains (losses) (1.82) 1.00 (6.36) (1.28) 12.14 3.34
Total from investment operations ........ (1.70) 1.15 (6.16) (1.17) 12.15 3.35
Less distributions from:
Net investment income .............. (0.56) — (2.10) (2.71) — —
Net asset value, end of period .......... $16.63 $18.89 $17.74 $26.00 $29.88 $17.73
Total return
c
....................... (9.20)% 6.48% (25.42)% (3.59)% 68.47% 23.30%
Ratios to average net assets
d
Expenses
e
........................ 0.67%
f
0.67%
f
0.63% 0.65%
f
0.68%
f
0.73%
f
Net investment income ............... 1.39% 0.83% 0.84% 0.41% 0.05% 0.10%
Supplemental data
Net assets, end of period (000’s) ........ $194,377 $236,987 $239,115 $307,110 $280,317 $143,589
Portfolio turnover rate ................ 8.48% 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), January 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 99.2%
Copper 0.8%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 1,865,516
a
Imperial Metals Corp. .................................. Canada 1,865,330 3,246,707
a
SolGold plc .......................................... Australia 21,300,000 2,105,658
a
Vizsla Copper Corp. ................................... Canada 528,571 37,351
7,255,232
Diversified Metals & Mining 11.1%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 148,942
a
Adventus Mining Corp. ................................. Canada 3,850,000 773,208
a,b
Adventus Mining Corp., 144A ............................ Canada 4,000,000 803,332
a
Arizona Metals Corp. ................................... Canada 150,000 228,727
a,b
Arizona Metals Corp., 144A .............................. Canada 1,244,000 1,896,906
a
Aston Minerals Ltd. .................................... Australia 36,000,000 425,153
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 897,798
a,b
Bluestone Resources, Inc., 144A .......................... Canada 7,050,000 1,992,710
a
Bravo Mining Corp. .................................... Canada 2,830,000 5,683,576
a,b
Bravo Mining Corp., 144A ............................... Canada 415,000 833,457
a
Chalice Mining Ltd. .................................... Australia 2,522,810 1,813,982
a,c
Clean Air Metals, Inc. .................................. Canada 10,315,600 460,381
a,b
G Mining Ventures Corp., 144A ........................... Canada 16,970,000 24,740,553
a
Ivanhoe Electric, Inc. ................................... United States 448,900 3,752,804
a
Ivanhoe Mines Ltd., A .................................. Canada 1,210,000 12,699,420
a
Magna Mining, Inc. .................................... Canada 2,210,000 731,516
a
Matador Mining Ltd. ................................... Australia 10,813,044 234,116
a
Max Resource Corp. ................................... Canada 6,000,000 446,296
a,d,e
NorthIsle Copper & Gold, Inc., 144A ....................... Canada 4,430,000 1,263,608
a,d,e
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 51,195
a
Prime Mining Corp. .................................... Canada 5,290,000 8,735,347
a,c
Silver Mountain Resources, Inc. .......................... Canada 10,300,000 727,834
a
Sunrise Energy Metals Ltd. .............................. Australia 1,159,999 285,403
a,c
Talisker Resources Ltd. ................................. Canada 5,280,000 1,256,769
a
Troilus Gold Corp. ..................................... Canada 12,900,000 4,701,726
a,c
Vizsla Silver Corp. ..................................... Canada 10,850,000 15,576,093
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 3,723,892
94,884,744
Diversified Support Services 0.2%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 2,160,406
a
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 156,152
a
Gold 80.9%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 310,859 15,279,353
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 450,000 22,122,000
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 1,633,316 19,778,626
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,289,500 15,615,845
a
Allied Gold Corp. ...................................... Canada 2,163,859 5,086,130
Anglogold Ashanti plc .................................. United Kingdom 634,823 11,185,581
a
Artemis Gold, Inc. ..................................... Canada 3,505,000 16,424,799
a,b,c
Ascot Resources Ltd., 144A ............................. Canada 28,720,000 13,885,748
B2Gold Corp. ........................................ Canada 6,783,694 18,922,086
a,c
Banyan Gold Corp. .................................... Canada 20,167,629 4,950,400
Barrick Gold Corp. .................................... Canada 2,305,383 35,963,975
a
Bellevue Gold Ltd. ..................................... Australia 12,844,000 11,111,159
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 123,661
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 134,261
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 1,890,027
a
Calibre Mining Corp. ................................... Canada 3,490,673 3,557,142

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Calibre Mining Corp. ................................... Canada 3,975,780 $ 4,051,487
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 2,627,970
Centamin plc ......................................... Egypt 13,415,200 16,344,022
Centerra Gold, Inc. .................................... Canada 2,589,100 13,654,209
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 735,484
a
De Grey Mining Ltd. ................................... Australia 6,636,905 5,281,946
Dundee Precious Metals, Inc. ............................ Canada 1,127,415 7,220,353
a
Eldorado Gold Corp. ................................... Türkiye 895,724 10,946,701
a
Emerald Resources NL ................................. Australia 12,620,000 27,431,951
Endeavour Mining plc .................................. Burkina Faso 1,857,114 32,172,110
a,c
Falcon Metals Ltd. ..................................... Australia 9,225,414 756,599
a,d
Firefinch Ltd. ......................................... Australia 18,028,500 709,710
a
FireFly Metals Ltd. .................................... Australia 7,737,185 2,667,023
a
First Mining Gold Corp. ................................. Canada 7,500,000 641,550
a
Galiano Gold, Inc. ..................................... Canada 5,764,362 5,059,467
a
Genesis Minerals Ltd. .................................. Australia 8,556,549 9,071,297
a,c
Geopacific Resources Ltd. .............................. Australia 60,464,743 598,306
Gold Fields Ltd. ....................................... South Africa 454,800 6,710,948
a,c
Heliostar Metals Ltd. ................................... Canada 16,787,500 2,747,136
a,c
HighGold Mining, Inc. .................................. Canada 5,603,000 1,187,783
a
Hochschild Mining plc .................................. Peru 2,338,520 3,074,776
a
i-80 Gold Corp. ....................................... Canada 2,015,000 3,252,417
a,b
i-80 Gold Corp., 144A .................................. Canada 675,000 1,089,520
a,c
Integra Resources Corp., (CAD Traded) .................... Canada 3,439,520 2,967,750
a,c
Integra Resources Corp., (USD Traded) .................... Canada 740,000 629,000
a
K92 Mining, Inc. ...................................... Canada 1,620,357 7,761,901
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,612,655
a,c
Liberty Gold Corp. ..................................... Canada 16,329,800 2,793,703
a,b,c
Liberty Gold Corp., 144A ................................ Canada 2,600,000 444,808
a
Lion One Metals Ltd. ................................... Canada 7,301,900 4,073,509
a
Mawson Gold Ltd. ..................................... Canada 13,451,000 3,451,796
b
Mineros SA, 144A ..................................... Colombia 3,015,000 1,468,927
a,c,d
Monarch Mining Corp. .................................. Canada 15,500,000 57,647
a
Moneta Gold, Inc. ..................................... Canada 4,400,000 2,061,886
a
Montage Gold Corp. ................................... Canada 4,000,000 2,142,220
a,c
Newcore Gold Ltd. .................................... Canada 11,480,000 939,304
Newmont Corp., (CAD Traded) ........................... United States 87,451 3,015,641
Newmont Corp., (USD Traded) ........................... United States 553,614 19,105,219
Newmont Corp., CDI ................................... United States 1,004,765 34,489,137
a,c
Nighthawk Gold Corp. .................................. Canada 6,761,000 1,357,833
a,c,d,e
Nighthawk Gold Corp., 144A ............................. Canada 5,120,000 1,294,853
Northern Star Resources Ltd. ............................ Australia 717,254 6,152,935
a,c
O3 Mining, Inc. ....................................... Canada 5,100,000 5,500,595
OceanaGold Corp. .................................... Australia 8,613,488 17,234,664
a,c
Onyx Gold Corp. ...................................... Canada 1,400,750 224,012
a,c
Onyx Gold Corp. ...................................... Canada 1,300,000 207,899
a
Ora Banda Mining Ltd. ................................. Australia 38,107,692 5,491,145
a
Orla Mining Ltd. ...................................... Canada 3,620,653 12,065,253
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 6,664,683
a,b
Osisko Development Corp., 144A ......................... Canada 930,849 2,354,126
a
Osisko Mining, Inc. .................................... Canada 7,526,923 13,548,909
a,c
Pantoro Ltd. ......................................... Australia 353,944,739 9,187,862
a
Perpetua Resources Corp. .............................. United States 403,000 1,163,077
Perseus Mining Ltd. ................................... Australia 26,608,141 31,333,446
a
Predictive Discovery Ltd. ................................ Australia 71,569,192 9,626,092
a
Probe Gold, Inc. ...................................... Canada 705,000 676,473
a,b
Probe Gold, Inc., 144A ................................. Canada 5,200,000 4,989,586
Ramelius Resources Ltd. ............................... Australia 4,787,234 4,972,747

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Red 5 Ltd. ........................................... Australia 155,307,082 $ 31,859,145
a
Resolute Mining Ltd. ................................... Australia 28,033,333 7,875,662
a
Reunion Gold Corp. ................................... Canada 16,250,000 4,472,255
a,c
RTG Mining, Inc. ...................................... Australia 4,167,708 77,501
a,c
RTG Mining, Inc., CDI .................................. Australia 82,487,582 1,296,728
a
Saturn Metals Ltd. ..................................... Australia 11,086,957 1,185,267
a
Skeena Resources Ltd. ................................. Canada 2,543,550 11,559,871
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 3,389,413
a
Spartan Resources Ltd. ................................. Australia 17,330,800 5,186,836
SSR Mining, Inc. ...................................... Canada 2,116,555 19,947,004
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 4,135,336 230,698
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 913,977
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 557,870
a
St. Barbara Ltd. ....................................... Australia 9,008,021 999,077
a
Torex Gold Resources, Inc. .............................. Canada 1,095,000 11,248,103
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 180,000 1,849,003
a
Victoria Gold Corp. .................................... Canada 1,525,000 7,089,594
a
West African Resources Ltd. ............................. Australia 12,264,984 7,774,527
a
Westhaven Gold Corp. ................................. Canada 1,769,078 256,598
a,c,d
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 262,411
694,156,391
Precious Metals & Minerals 4.0%
Anglo American Platinum Ltd. ............................ South Africa 88,556 3,749,278
a,c
Aurion Resources Ltd. .................................. Canada 6,900,000 2,514,876
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 5,706,246
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 4,619,363
Northam Platinum Holdings Ltd. .......................... South Africa 874,019 5,888,323
a,c
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 3,920,458 3,878,466
a,c
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 3,418,243 3,418,243
a,b,c
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 36,236
a
Sable Resources Ltd. .................................. Canada 12,000,000 401,666
a,c
TDG Gold Corp. ...................................... Canada 2,080,000 263,017
a,b,c
TDG Gold Corp., 144A ................................. Canada 5,370,000 679,039
a,c
Thesis Gold, Inc. ...................................... Canada 5,265,500 1,762,478
a,c
Thesis Gold, Inc. ...................................... Canada 4,273,553 1,430,451
34,347,682
Silver 2.2%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 5,291,505
a
GoGold Resources, Inc. ................................ Canada 9,262,858 8,681,346
Pan American Silver Corp. .............................. Canada 148,021 2,003,855
a,c
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 423,683
a,b,c
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 2,558,762
18,959,151
Total Common Stocks (Cost $931,658,225) .....................................
851,919,758
Rights
a a
Rights 0.1%
Gold 0.0%
†
a,d
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 49,093
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 869,782
Total Rights (Cost $856,772) ..................................................
918,875

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants a Value
a a a a a a
Warrants 0.3%
Diversified Metals & Mining 0.2%
b,d
Aston Minerals Ltd., 144A, 10/16/25 ....................... Australia 5,500,000 $ 5,958
a,c,d,e
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 —
a,d,e
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 871,102
a,d,e
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 3,515
a,c
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 41,840
a,c,d,e
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 1,603
a,d,e
Troilus Gold Corp., 144A, 11/20/25 ........................ Canada 2,000,000 217,237
a,c,d,e
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 495,248
1,636,503
Gold 0.1%
a,c,d,e
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 3,435
a,d,e
Gold Mountain Mining Corp., (CAD Traded), 144A, 4/21/24 ...... Canada 1,025,000 828
a,c,d,e
Heliostar Metals Ltd., 144A, 1/11/25 ....................... Canada 650,000 1,083
a,c,d,e
Heliostar Metals Ltd., 144A, 12/08/25 ...................... Canada 1,720,833 38,875
a,c,d,e
Integra Resources Corp., 144A, 6/15/24 .................... Canada 2,650,000 13,453
a,d
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 75,875
a,c,d,e
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Newcore Gold Ltd., 144A, 6/28/24 ......................... Canada 1,140,000 3,290
a,c
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 —
a,c,d,e
Onyx Gold Corp., 144A, 7/06/25 .......................... Canada 650,000 14,898
a,b
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 38,462
a,d
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 8,526
a,d,e
Probe Gold, Inc., 144A, 3/08/24 ........................... Canada 900,000 1
a,d,e
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 204,762
a,b,c,d
RTG Mining, Inc., 144A, 9/08/24 .......................... Australia 12,000,000 3,519
a,c,d
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
407,007
Precious Metals & Minerals 0.0%
†
a,c,d,e
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 11,111
a,c,d,e
Thesis Gold, Inc., 144A, 9/29/24 .......................... Canada 1,000,000 192
11,303
Total Warrants (Cost $–) ......................................................
2,054,813
Total Long Term Investments (Cost $932,514,997) ...............................
854,893,446
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.003% .... United States 3,221,273 3,221,273
Total Money Market Funds (Cost $3,221,273) ...................................
3,221,273
Total Short Term Investments (Cost $3,221,273 ) .................................
3,221,273
a
Total Investments (Cost $935,736,270) 100.0% ..................................
$858,114,719
Other Assets, less Liabilities 0.0%
†
............................................
346,679
Net Assets 100.0% ...........................................................
$858,461,398

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 32 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $67,941,443, representing 7.9% of net assets.
c
See Note 9 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $661,770,272
Cost - Non-controlled affiliates (Note 3f and 9) .................................................... 273,965,998
Value - Unaffiliated issuers .................................................................. $767,910,693
Value - Non-controlled affiliates (Note 3f and 9) ................................................... 90,204,026
Foreign currency, at value (cost $393) ........................................................... 393
Receivables:
Investment securities sold ................................................................... 1,267,135
Capital shares sold ........................................................................ 828,496
Dividends ............................................................................... 144,305
Total assets .......................................................................... 860,355,048
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,178
Capital shares redeemed ................................................................... 937,112
Management fees ......................................................................... 349,745
Distribution fees .......................................................................... 162,553
Transfer agent fees ........................................................................ 278,198
Trustees' fees and expenses ................................................................. 1,961
Accrued expenses and other liabilities ........................................................... 160,903
Total liabilities ......................................................................... 1,893,650
Net assets, at value ................................................................. $858,461,398
Net assets consist of:
Paid-in capital ............................................................................. $1,765,229,942
Total distributable earnings (losses) ............................................................. (906,768,544)
Net assets, at value ................................................................. $858,461,398

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $586,033,980
Shares outstanding ........................................................................ 38,265,692
Net asset value per share
a,b
.................................................................. $15.31
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $16.20
Class C:
Net assets, at value ....................................................................... $41,060,907
Shares outstanding ........................................................................ 3,054,930
Net asset value and maximum offering price per share
a,b
............................................ $13.44
Class R6:
Net assets, at value ....................................................................... $36,989,081
Shares outstanding ........................................................................ 2,191,698
Net asset value and maximum offering price per share
b
............................................. $16.88
Advisor Class:
Net assets, at value ....................................................................... $194,377,430
Shares outstanding ........................................................................ 11,686,989
Net asset value and maximum offering price per share
b
............................................. $16.63
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $534,594)
Unaffiliated issuers ........................................................................ $9,233,309
Non-controlled affiliates (Note 3f and 9) ......................................................... 88,991
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 686
Total investment income ................................................................... 9,322,986
Expenses:
Management fees (Note 3 a ) ................................................................... 2,170,577
Distribution fees: (Note 3c )
    Class A ................................................................................ 767,409
    Class C ................................................................................ 225,323
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 442,367
    Class C ................................................................................ 32,475
Class R6 ............................................................................... 18,594
    Advisor Class ............................................................................ 150,761
Custodian fees (Note 4) ...................................................................... 34,887
Reports to shareholders fees .................................................................. 63,207
Registration and filing fees .................................................................... 48,980
Professional fees ........................................................................... 36,476
Trustees' fees and expenses .................................................................. 7,104
Other .................................................................................... 40,268
Total expenses ......................................................................... 4,038,428
Expense reductions (Note 4) ............................................................... (318)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (18,805)
Net expenses ......................................................................... 4,019,305
Net investment income ................................................................ 5,303,681
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 15,060,536
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... (1,501,321)
Foreign currency transactions ................................................................ (50,328)
Net realized gain (loss) .................................................................. 13,508,887
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (97,627,565)
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... (13,067,622)
Translation of other assets and liabilities denominated in foreign currencies .............................. (699)
Net change in unrealized appreciation (depreciation) ............................................ (110,695,886)
Net realized and unrealized gain (loss) ............................................................ (97,186,999)
Net increase (decrease) in net assets resulting from operations .......................................... $(91,883,318)

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,303,681 $6,120,009
Net realized gain (loss) ................................................. 13,508,887 16,029,416
Net change in unrealized appreciation (depreciation) ........................... (110,695,886) 37,514,957
Net increase (decrease) in net assets resulting from operations ................ (91,883,318) 59,664,382
Distributions to shareholders:
Class A ............................................................. (19,697,199) —
Class C ............................................................. (1,235,847) —
Class R6 ............................................................ (1,261,374) —
Advisor Class ........................................................ (6,635,570) —
Total distributions to shareholders .......................................... (28,829,990) —
Capital share transactions: (Note 2 )
Class A ............................................................. (12,519,760) (17,190,881)
Class C ............................................................. (4,693,507) (9,301,017)
Class R6 ............................................................ 1,043,846 7,604,636
Advisor Class ........................................................ (14,271,856) (15,854,725)
Total capital share transactions ............................................ (30,441,277) (34,741,987)
Net increase (decrease) in net assets ................................... (151,154,585) 24,922,395
Net assets:
Beginning of period ..................................................... 1,009,615,983 984,693,588
End of period .......................................................... $858,461,398 $1,009,615,983

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At January 31, 2024, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,403,963 $69,346,198 10,358,663 $175,134,764
Shares issued in reinvestment of distributions .......... 994,631 16,292,063 — —
Shares redeemed ............................... (6,159,980) (98,158,021) (11,332,284) (192,325,645)
Net increase (decrease) .......................... (761,386) $(12,519,760) (973,621) $(17,190,881)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 218,700 $2,992,462 573,367 $8,556,995
Shares issued in reinvestment of distributions .......... 85,169 1,225,576 — —
Shares redeemed
a
.............................. (642,267) (8,911,545) (1,216,846) (17,858,012)
Net increase (decrease) .......................... (338,398) $(4,693,507) (643,479) $(9,301,017)
Class R6 Shares:
Shares sold ................................... 541,832 $9,425,698 1,237,472 $22,876,938
Shares issued in reinvestment of distributions .......... 67,032 1,209,264 — —
Shares redeemed ............................... (551,172) (9,591,116) (825,713) (15,272,302)
Net increase (decrease) .......................... 57,692 $1,043,846 411,759 $7,604,636
Advisor Class Shares:
Shares sold ................................... 1,275,536 $21,872,019 4,959,457 $89,001,904
Shares issued in reinvestment of distributions .......... 342,268 6,085,533 — —
Shares redeemed ............................... (2,476,708) (42,229,408) (5,892,099) (104,856,629)
Net increase (decrease) .......................... (858,904) $(14,271,856) (932,642) $(15,854,725)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended January 31, 2024, the annualized gross effective investment management fee rate was 0.479% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended January 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$217,563 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $23,083
CDSC retained .............................................................................. $2,366
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2024, the custodian fees were reduced as noted in the Statement of Operations. Effective September 21, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $1,853,409 $64,828,221 $(63,460,357) $— $— $3,221,273 3,221,273 $88,991
Total Affiliated Securities ... $1,853,409 $64,828,221 $(63,460,357) $— $— $3,221,273 $88,991
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,027,839
Long term ................................................................................ 671,311,932
Total capital loss carryforwards ............................................................... $684,339,771
3 . Transactions with Affiliates (continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, aggregated
$77,657,627 and $134,924,535, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $1,075,902,447
Unrealized appreciation ........................................................................ $269,343,328
Unrealized depreciation ........................................................................ (487,131,056)
Net unrealized appreciation (depreciation) .......................................................... $(217,787,728)
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
1,650,000
a
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 $ — $ 3,435
3,600,000
b
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — —
3,750,000
c
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 871,102
1,025,000 Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 828
650,000
d
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 1,083
1,720,833
d
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 38,875
2,650,000
e
Integra Resources Corp., 144A, 6/15/24 ........... 6/17/22 — 13,453
6,000,000
f
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
1,140,000
g
Newcore Gold Ltd., 144A, 6/28/24 ............... 6/29/23 — 3,290
5. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2024, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
5,120,000
h
Nighthawk Gold Corp., 144A ................... 12/14/23 $ 1,298,620 $ 1,294,853
4,430,000 NorthIsle Copper & Gold, Inc., 144A .............. 12/21/23 934,036 1,263,608
650,000
i
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 14,898
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 51,195
650,000
j
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 3,515
900,000
k
Probe Gold, Inc., 144A, 3/08/24 ................. 3/09/22 — 1
6,500,000
l
Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 204,762
4,500,000
m
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 1,603
310,000
n
TDG Gold Corp., 144A, 7/07/26.. ................ 7/10/23 — 11,111
1,000,000
o
Thesis Gold, Inc., 144A, 9/29/24 ................. 9/30/22 — 192
2,000,000
p
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 217,237
1,500,000
q
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 495,248
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $2,232,656 $4,490,289
a
The Fund also invests in unrestricted securities of the issuer, valued at $13,885,748 as of January 31, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $460,381 as of January 31, 2024.
c
The Fund also invests in unrestricted securities of the issuer, valued at $24,740,553 as of January 31, 2024.
d
The Fund also invests in unrestricted securities of the issuer, valued at $2,747,136 as of January 31, 2024.
e
The Fund also invests in unrestricted securities of the issuer, valued at $3,596,750 as of January 31, 2024.
f
The Fund also invests in unrestricted securities of the issuer, valued at $57,647 as of January 31, 2024.
g
The Fund also invests in unrestricted securities of the issuer, valued at $939,304 as of January 31, 2024.
h
The Fund also invests in unrestricted securities of the issuer, valued at $1,357,833 as of January 31, 2024.
i
The Fund also invests in unrestricted securities of the issuer, valued at $431,911 as of January 31, 2024.
j
The Fund also invests in unrestricted securities of the issuer, valued at $8,735,347 as of January 31, 2024.
k
The Fund also invests in unrestricted securities of the issuer, valued at $5,666,059 as of January 31, 2024.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,472,255 as of January 31, 2024.
m
The Fund also invests in unrestricted securities of the issuer, valued at $1,256,769 as of January 31, 2024.
n
The Fund also invests in unrestricted securities of the issuer, valued at $942,056 as of January 31, 2024.
o
The Fund also invests in unrestricted securities of the issuer, valued at $3,192,929 as of January 31, 2024.
p
The Fund also invests in unrestricted securities of the issuer, valued at $4,701,726 as of January 31, 2024.
q
The Fund also invests in unrestricted securities of the issuer, valued at $15,576,093 as of January 31, 2024.
8. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/ Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 12,197,179 $ — $ — $ — $ 1,688,569 $ 13,885,748 28,720,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 924 — — — 2,511 3,435 1,650,000 —
Aurion Resources Ltd. .. 2,964,519 — — — (449,643) 2,514,876 6,900,000 —
Auteco Minerals Ltd. ... 2,582,604 — (5,924,459)
a
— 3,341,855 —
b
— —
Banyan Gold Corp. ... 5,047,260 — — — (96,860) 4,950,400 20,167,629 —
Benchmark Metals, Inc. 2,519,775 — (10,932,617)
a
— 8,412,842 —
b
— —
Clean Air Metals, Inc. .. 469,389 — — — (9,008) 460,381 10,315,600 —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 874 — — — (874) — 3,600,000 —
Falcon Metals Ltd. .... 1,307,526 — — — (550,927) 756,599 9,225,414 —
G Mining Ventures Corp.,
144A ........... 17,774,533 — (2,068,639) 718,485 —
c
—
c
—
c
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 162,690 — — — —
c
—
c
—
c
—
Geopacific Resources Ltd. 527,984 — — — 70,322 598,306 60,464,743 —
Gold Mountain Mining
Corp. ........... 564,045 — (53,166) (5,338,372) 4,827,493 —
b
— —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 67 — — — —
c
—
c
—
c
—
Heliostar Metals Ltd ... 2,270,780 1,520,732
a
— — (1,044,376) 2,747,136 16,787,500 —
Heliostar Metals Ltd., 144A 253,019 — (362,226)
a
— 109,207 —
b
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 32,734 — — — (31,651) 1,083 650,000 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... — —
a
— — 38,875 38,875 1,720,833 —
Heliostar Metals Ltd.,
144A, 3/09/26 ..... 446,208 — —
a
— (446,208) —
b
— —
HighGold Mining, Inc. .. 2,060,864 — — — (873,081) 1,187,783 5,603,000 —
Integra Resources Corp.,
(CAD Traded) ..... 3,260,579 — — — (292,829) 2,967,750 3,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 703,000 — — — (74,000) 629,000 740,000 —
Integra Resources Corp.,
144A, 6/15/24 ..... 41,462 — — — (28,009) 13,453 2,650,000 —
Liberty Gold Corp. .... 4,767,915 — — — (1,974,212) 2,793,703 16,329,800 —
Liberty Gold Corp., 144A 759,139 — — — (314,331) 444,808 2,600,000 —
Lion One Metals Ltd. .. — 8,529,502
a
(656,684) (1,022,260) —
c
—
c
—
c
—
Lion One Metals Ltd.,
144A ........... 5,247,393 — (8,529,502)
a
— —
c
—
c
—
c
—
Mawson Gold Ltd. .... 1,921,735 — (1,130,093) (24,241) —
c
—
c
—
c
—
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Monarch Mining Corp. . $ 411,421 $ — $ — $ — $ (353,774) $ 57,647 15,500,000 $ —
Monarch Mining Corp.,
144A, 4/06/27 ..... 79,143 — — — (79,143) — 6,000,000 —
Newcore Gold Ltd. .... 1,262,400 — — — (323,096) 939,304 11,480,000 —
Newcore Gold Ltd., 144A,
6/28/24 .......... 11,462 — — — (8,172) 3,290 1,140,000 —
Nighthawk Gold Corp. .. 1,966,063 303,352
a
— — (911,582) 1,357,833 6,761,000 —
Nighthawk Gold Corp.,
144A ........... — 1,298,620 — — (3,767) 1,294,853 5,120,000 —
Nighthawk Gold Corp.,
5/03/24 .......... 47,399 — — — (47,399) — 1,250,000 —
O3 Mining, Inc. ...... 5,685,576 — — — (184,981) 5,500,595 5,100,000 —
Onyx Gold Corp ...... — 490,455
a
— — (282,556) 207,899 1,300,000 —
Onyx Gold Corp. ..... 573,642 — — — (349,630) 224,012 1,400,750 —
Onyx Gold Corp., 144A . 498,992 — (490,455)
a
— (8,537) —
b
— —
Onyx Gold Corp., 144A,
7/06/25 .......... 42,422 — — — (27,524) 14,898 650,000 —
Pantoro Ltd. ........ 16,463,004 1,582,449
a
— — (8,857,591) 9,187,862 353,944,739 —
Platinum Group Metals
Ltd., (CAD Traded) .. 5,160,323 19,267,222
a
(3,000,000)
a
— (17,549,079) 3,878,466 3,920,458 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 131,968 — (16,267,222)
a
— 16,135,254 —
b
— —
Platinum Group Metals
Ltd., (USD Traded) .. 4,614,628 — — — (1,196,385) 3,418,243 3,418,243 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 49,445 — — — (13,209) 36,236 36,628 —
Red 5 Ltd. ......... 27,854,334 — (12,782,455) 4,290,092 —
c
—
c
—
c
—
RTG Mining, Inc. ..... 53,691 2,661,984
a
— — (2,638,174) 77,501 4,167,708 —
RTG Mining, Inc., 144A . 72,737 — (2,661,984)
a
— 2,589,247 —
b
— —
RTG Mining, Inc., 144A,
9/08/24 .......... — —
a
— — 3,519 3,519 12,000,000 —
RTG Mining, Inc., CDI .. 2,122,713 — — — (825,985) 1,296,728 82,487,582 —
Saturn Metals Ltd. .... 1,417,031 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc. .... 1,093,584 — — — (365,750) 727,834 10,300,000 —
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... — — — — — —
b
— —
Silver Mountain
Resources, Inc., 2/09/26 28,439 — — — 13,401 41,840 1,500,000 —
Silver Tiger Metals, Inc. . 553,466 — — — (129,783) 423,683 3,560,000 —
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended January 31, 2024, the Fund did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Tiger Metals, Inc.,
144A ........... $ 3,342,560 $ — $ — $ — $ (783,798) $ 2,558,762 21,500,000 $ —
Talisker Resources Ltd. . 1,701,805 —
a
—
a
— (445,036) 1,256,769 5,280,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... 21,156 — — — (19,553) 1,603 4,500,000 —
TDG Gold Corp. ..... 366,753 — — — (103,736) 263,017 2,080,000 —
TDG Gold Corp., 144A . 98,161 — (140,346)
a
— 42,185 —
b
— —
TDG Gold Corp., 144A,
7/07/26.. ......... 14,676 — — — (3,565) 11,111 310,000 —
TDG Gold Corp., 144A. . 837,536 140,346
a
— — (298,843) 679,039 5,370,000 —
Thesis Gold Inc ...... — 7,423,736
a
—
a
— (5,661,258) 1,762,478 5,265,500 —
Thesis Gold Inc. ..... — 7,841,030
a
— — (6,410,579) 1,430,451 4,273,553 —
Thesis Gold, Inc., 144A,
9/29/24 .......... 218 — — — (26) 192 1,000,000 —
Vizsla Silver Corp. .... 12,570,150 — (274,033) (125,025) 3,405,001 15,576,093 10,850,000 —
Vizsla Silver Corp., 144A,
11/15/24 ......... 168,392 — — — 326,856 495,248 1,500,000 —
Wiluna Mining Corp. Ltd. 268,650 — — — (6,239) 262,411 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... — — — — — — 9,755,000 —
Total Affiliated Securities
(Value is 10.1% of Net
Assets) .......... $157,468,137 $51,059,428 $(65,273,881) $(1,501,321) $(13,067,622) $86,982,753 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2024, no longer held by the fund.
c
As of January 31, 2024, no longer an affiliate.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 7,255,232 $ — $ — $ 7,255,232
Diversified Metals & Mining ............... 90,922,502 2,647,439 1,314,803 94,884,744
Diversified Support Services .............. 2,160,406 — — 2,160,406
Environmental & Facilities Services ......... 156,152 — — 156,152
Gold ................................ 456,287,304 235,544,466 2,324,621 694,156,391
Precious Metals & Minerals ............... 22,782,668 11,565,014 — 34,347,682
Silver ............................... 13,667,646 5,291,505 — 18,959,151
Rights :
Gold ................................ — — 49,093 49,093
Silver ............................... 869,782 — — 869,782
Warrants :
Diversified Metals & Mining ............... 41,840 — 1,594,663
a
1,636,503
Gold ................................ — 38,462 368,545
a
407,007
Precious Metals & Minerals ............... — — 11,303 11,303
Short Term Investments ................... 3,221,273 — — 3,221,273
Total Investments in Securities ........... $597,364,805 $255,086,886
b
$5,663,028 $858,114,719
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $245,844,082, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Currency
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 S 03/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                    N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 28, 2024